Assets Classified as Held for Sale - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Sep. 13, 2017	Mar. 31, 2018
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
Proceeds on assets classified as held for sale	$ 7,000	$ 7,000
Deferred tax liabilities		$ 820
Term of agreement		3 years